Note 16. Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
16.	REGULATORY CAPITAL REQUIREMENTS

Federal regulations require the Company and the Bank to maintain minimum amounts of capital.  Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well-capitalized” to “critically undercapitalized.”  Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2011 and 2010, the FDIC categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action.  To be classified as a well-capitalized financial institution, Total risk-based, Tier I risk-based, and Tier I Leverage capital ratios must be at least ten percent, six percent, and five percent, respectively.  There have been no conditions or events since notification that management believes have changed this category.

The Company’s actual capital ratios are presented in the following table, which shows the Company met all regulatory capital requirements.  The capital position of the Bank does not differ significantly from the Company’s.

Amounts expressed in thousands	2011		2010
	Amount	Ratio	Amount	Ratio
Total Risk Based Capital (to Risk Weighted Assets)
Actual	$45,771	18.00%	$45,400	19.61%
For Capital Adequacy Purposes	20,344	8.00	18,518	8.00
To be well-capitalized	25,430	10.00	23,148	10.00
Tier 1 Capital (to Risk Weighted Assets)
Actual	43,496	17.10%	42,734	18.46%
For Capital Adequacy Purposes	10,172	4.00	9,259	4.00
To be well-capitalized	15,258	6.00	13,889	6.00
Tier 1 Capital (to Average Assets)
Actual	43,496	9.98%	42,734	10.58%
For Capital Adequacy Purposes	17,427	4.00	16,160	4.00
To be well-capitalized	21,784	5.00	20,200	5.00